UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: December 31, 2016

Date of reporting period: March 31, 2016

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND
MARCH 31, 2016
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 99.5%

	Shares	Value

Belgium — 1.4%
Anheuser-Busch InBev ADR	10,930	$1,362,534

Canada — 1.2%
Canadian Pacific Railway	8,755	1,161,701

Denmark — 2.4%
Novo Nordisk ADR	44,000	2,384,360

France — 1.6%
Christian Dior ADR	24,200	1,105,940
Total ADR	10,548	479,090

		1,585,030

Netherlands — 1.1%
ASML Holding, Cl G	10,695	1,073,671

Switzerland — 6.2%
Nestle ADR	39,948	2,980,521
Novartis ADR	18,326	1,327,535
Roche Holding ADR	58,980	1,806,263

		6,114,319

United States — 85.6%

Consumer Discretionary — 9.2%
Comcast, Cl A	31,568	1,928,174
McDonald’s	12,573	1,580,175
NIKE, Cl B	14,360	882,709
Target	13,804	1,135,793
Twenty-First Century Fox, Cl A	41,830	1,166,220
Twenty-First Century Fox, Cl B	12,841	362,116
Walt Disney	21,312	2,116,495

		9,171,682

Consumer Staples — 21.6%
Altria Group	54,417	3,409,769
Coca-Cola	86,912	4,031,848
Estee Lauder, Cl A	21,082	1,988,243
Kraft Heinz	4,495	353,127
PepsiCo	20,370	2,087,517
Philip Morris International	56,814	5,574,022
Procter & Gamble	27,978	2,302,869
Walgreens Boots Alliance	20,753	1,748,233

		21,495,628

Energy — 11.5%
Chevron	32,322	3,083,519
ConocoPhillips	21,174	852,677
Enterprise Products Partners (A)	37,930	933,836

THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND
MARCH 31, 2016
(Unaudited)

COMMON STOCK — continued

	Shares	Value
Exxon Mobil	50,118	$4,189,364
Occidental Petroleum	25,841	1,768,300
Plains All American Pipeline (A)	27,800	582,966

		11,410,662

Financials — 12.9%
American Express	27,460	1,686,044
Berkshire Hathaway, Cl B *	2,109	299,225
BlackRock , Cl A	5,935	2,021,283
Chubb	21,631	2,577,334
Intercontinental Exchange	4,100	964,074
JPMorgan Chase	38,209	2,262,737
McGraw Hill Financial	8,833	874,290
State Street	20,780	1,216,045
Wells Fargo	20,105	972,278

		12,873,310

Health Care — 6.1%
Abbott Laboratories	38,415	1,606,900
AbbVie	28,963	1,654,366
Alexion Pharmaceuticals *	4,730	658,511
Celgene *	10,100	1,010,909
Gilead Sciences	12,521	1,150,179
Zoetis , Cl A	606	26,864

		6,107,729

Industrials — 3.0%
Union Pacific	14,328	1,139,792
United Technologies	18,846	1,886,485

		3,026,277

Information Technology — 19.3%
Alphabet, Cl C *	2,750	2,048,612
Apple	47,544	5,181,821
Automatic Data Processing	6,225	558,445
Facebook , Cl A *	30,500	3,480,050
Microsoft	49,560	2,737,199
Oracle	27,919	1,142,166
Texas Instruments	40,201	2,308,341
VeriSign *	8,000	708,320
Visa, Cl A	13,900	1,063,072

		19,228,026

Materials — 2.0%
Air Products & Chemicals	3,734	537,883
Praxair	12,708	1,454,430

		1,992,313

		85,305,627

TOTAL COMMON STOCK (Cost $68,950,652)		98,987,242

THE ADVISORS’ INNER CIRCLE FUND	SAROFIM EQUITY FUND
MARCH 31, 2016
(Unaudited)

SHORT-TERM INVESTMENT — 0.1%

	Shares	Value
JPMorgan 100% U.S. Treasury Securities Money Market Fund, 0.000% (B)	55,010	$55,010

TOTAL SHORT-TERM INVESTMENT (Cost $55,010)		55,010

TOTAL INVESTMENTS — 99.6% (Cost $69,005,662)†		$99,042,252

Percentages are based on Net Assets of $99,467,281.
*	Non-income producing security.
(A)	Security considered a Master Limited Partnership. At March 31, 2016, such securities amounted to $1,516,802 or 1.5% of net assets.
(B)	Rate shown is the 7-day effective yield as of March 31, 2016.

ADR	— American Depositary Receipt
Cl	— Class

†	At March 31, 2016, the tax basis cost of the Fund’s investments was $ 69,005,662, and the unrealized appreciation and depreciation were $ 33,348,954 and $(3,312,364), respectively.

As of March 31, 2016, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended March 31, 2016, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the period ended March 31, 2016, there were no Level 3 securities.

For more information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statements.

SAR-QH-001-0500

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: May 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: May 25, 2016

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: May 25, 2016